APF II RESI O4B-24A, LLC ABS-15G

Exhibit 99.2 - Schedule 1

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
354			Application Date	xxx	xxx
355			Application Date	xxx	xxx
355			B1 Credit Report Date	xxx	xxx
1			Property Description	Detached	PUD - Detached